5. LOANS, NET (Details 3) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Outstanding Principal and Interest	¥ 360,301	¥ 0
Loans, net
Outstanding Principal and Interest	¥ 231,754
Original Maturity Date	Aug. 31, 2018
Original Interest Rate	18.00%
New Maturity Date	Aug. 31, 2019
New Interest Rate	18.00%
Long-term loans, net
Outstanding Principal and Interest	¥ 304,768
Original Maturity Date	Sep. 30, 2018
Original Interest Rate	18.00%
New Maturity Date	Sep. 30, 2020
New Interest Rate	19.20%
Long-term loans, net
Outstanding Principal and Interest	¥ 55,533
Original Maturity Date	Sep. 30, 2018
Original Interest Rate	18.00%
New Maturity Date	Sep. 30, 2020
New Interest Rate	19.20%